Capital adequacy (Tables)	6 Months Ended
Jun. 30, 2021
Capital adequacy
Schedule of capital adequacy

	June 30, 2021	December 31, 2020
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	23.3	21.8
Tier 1 capital ratio	23.3	21.8
Total capital ratio	23.3	21.8
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2021		December 31, 2020
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	6,763	8.0	7,136	8.0
of which Tier 1 requirement of 6 percent	5,072	6.0	5,352	6.0
of which minimum requirement of 4.5 percent	3,804	4.5	4,014	4.5
Pillar 2 capital requirements[3]	4,038	4.8	3,921	4.4
Common Equity Tier 1 capital available to meet buffer requirements[4]	8,876	10.5	12,310	13.8
Capital buffer requirements	2,146	2.5	2,259	2.5
of which Capital conservation buffer	2,113	2.5	2,230	2.5
of which Countercyclical buffer	33	0.0	29	0.0
of which Systemic risk buffer	—	—	—	—
Total risk-based capital requirement	12,947	15.3	13,316	14.9
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period.
3	Individual Pillar 2 requirement according to decision from latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK cover all minimum requirements with CET1 capital - i.e. 4.5 percent, 1.5 percent and 2 percent) and from Q2 2021 pillar 2 requirements (4.8 percent).

Schedule of leverage ratio

	June 30, 2021	December 31, 2020
Leverage ratio	Skr mn	Skr mn
On-balance sheet exposures	207,250	297,605
Off-balance sheet exposures	4,357	37,162
Total exposure measure[1]	211,607	334,767
Leverage ratio[2]	9.3%	5.8%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2021		December 31, 2020
Total capital requirement relating to leverage ratio	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	6,348	3.0	—	—
Pillar 2 capital requirements	—	—	—	—
Total capital requirement relating to leverage ratio	6,348	3.0	—	—
1	Expressed as a percentage of total exposure amount.

Schedule of own funds

	June 30,	December 31,
Skr mn	2021	2020
Share capital	3,990	3,990
Retained earnings	15,516	14,856
Accumulated other comprehensive income and other reserves[1]	325	292
Independently reviewed profit net of any foreseeable charge or dividend	272	694
Common Equity Tier 1 (CET1) capital before regulatory adjustments	20,103	19,832
Additional value adjustments due to prudent valuation	-337	-306
Intangible assets[1]	-106	-98
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	94	77
Negative amounts resulting from the calculation of expected loss amounts	-44	-55
Total regulatory adjustments to Common Equity Tier 1 capital	-393	-382
Total Common Equity Tier 1 capital	19,710	19,450
Total Own funds	19,710	19,450
1	From December 31, 2020, SEK applies the amendments to Delegated Regulation (EU) No 241/2014 regarding deduction of software assets from Common Equity Tier 1 (CET1). The amendments introduce an exemption from the deduction of intangible assets from CET1 for prudently valued software assets of which the value is not negatively affected by resolution, insolvency or liquidation of the institution.

Schedule of minimum capital requirements exclusive of buffers

	June 30, 2021			December 31, 2020
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates	2,386	2,386	191	2,238	2,238	179
Exposures in default	85	85	7	7	7	1
Total credit risk standardized method	2,471	2,471	198	2,245	2,245	180
Credit risk IRB method
Central Governments	198,982	9,613	769	192,077	9,684	775
Financial institutions[2]	35,868	7,601	608	30,661	6,764	541
Corporates[3]	108,195	57,657	4,613	117,415	63,766	5,101
Assets without counterparty	200	200	16	163	163	13
Total credit risk IRB method	343,245	75,071	6,006	340,316	80,377	6,430
Credit valuation adjustment risk	n.a.	2,681	214	n.a.	2,284	183
Foreign exchange risk	n.a.	663	53	n.a.	664	52
Commodities risk	n.a.	22	2	n.a.	7	1
Operational risk	n.a.	3,625	290	n.a.	3,625	290
Total	345,716	84,533	6,763	342,561	89,202	7,136
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivatives: EAD Skr 5,933 million (year-end 2020: Skr 5,535 million), Risk exposure amount of Skr 1,999 million (year-end 2020: Skr 1,908 million) and Capital requirement of Skr 160 million (year-end 2020: Skr 153 million).
3	Of which related to specialized lending: EAD Skr 5,113 million (year-end 2020: 3,847 million), Risk exposure amount of Skr 3,651 million (year -end 2020: Skr 2,739 million) and Capital requirement of Skr 292 million (year-end 2020: Skr 219 million).

Schedule of internally assessed economic capital excluding buffer

	June 30,	December 31,
Skr mn	2021	2020
Credit risk	5,875	6,121
Operational risk	203	203
Market risk	1,233	1,140
Other risks	214	183
Capital planning buffer	1,610	2,831
Total	9,135	10,478

Schedule of liquidity coverage

	June 30,	December 31,
Skr bn	2021	2020
Total liquid assets	56.6	49.0
Net liquidity outflows[1]	11.0	10.1
Liquidity outflows	21.9	22.1
Liquidity inflows	11.4	13.3
Liquidity Coverage Ratio	637%	604%
1	Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Schedule of net stable funding

Skr bn	June 30, 2021	December 31, 2020
Available stable funding	240.6	242.6
Requiring stable funding	166.9	179.7
Net Stable Funding Ratio	144%	135%